Concentrations - Schedule of Revenue (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Customer A [Member]
Concentrations of Revenues	23.00%	21.00%
Customer B [Member]
Concentrations of Revenues	15.00%	12.00%
Customer C [Member]
Concentrations of Revenues	8.00%	13.00%
Customer D [Member]
Concentrations of Revenues	39.00%	23.00%